Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss per Share [Abstract]
Net loss	$ (3,235)	$ (24,623)	$ (8,956)
Weighted average common shares outstanding - basic (in shares)	35,845,890	20,553,007	10,773,404
Net loss per common share - basic (in dollars per share)	$ (0.09)	$ (1.20)	$ (0.83)